Long-term bank loans and Convertible Notes (Details Narrative)	3 Months Ended	4 Months Ended		6 Months Ended
	Apr. 12, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 23, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Apr. 15, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Line of Credit Facility [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time				6.60%			4.67%
Cash and Cash Equivalents, at Carrying Value				$ 462,578,000		$ 227,481,000	$ 285,248,000
Debt Instrument, Covenant Compliance				As of June 30, 2024, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements, Convertible Notes and lease financings (Note 7), which are described above and in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2023, included in the 2023 Annual Report.
Debt [Member]
Line of Credit Facility [Line Items]
Deferred Debt Issuance Cost, Writeoff				$ 954,000
Other prepayment expenses				56,000
Minimum liquidity, not legally restricted [Member]
Line of Credit Facility [Line Items]
Cash and Cash Equivalents, at Carrying Value				78,000,000		58,000,000
Minimum liquidity, legally restricted [Member]
Line of Credit Facility [Line Items]
Restriced cash and cash equivalents, current and non-current				22,956,000		$ 34,269,000
Interest Rate Swap [Member]
Line of Credit Facility [Line Items]
Derivative, Notional Amount				$ 125,731,000
Derivative, Average Fixed Interest Rate				0.61%
Average maturity				1 year 3 months 18 days
Eagle Merger [Member]
Line of Credit Facility [Line Items]
Long-Term Line of Credit					$ 388,120,000
Debt instrument, repayment amount					$ 375,500,000
Eagle Merger [member] | Convertible Notes [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 1,000
Common Stock, Terms of Conversion		83.6702
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Maturity Date		Aug. 01, 2024
Convertible note, fair value				$ 145,890,000
Eagle Merger Agreement [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 69,369,000
Common Stock, Terms of Conversion				2.6211 shares, par value $0.01 per share, of Star Bulk common stock
Convertible note, fair value				$ 138,680,000
Eagle loaned shares | shares				511,840
Exchanged stock issued | shares				1,341,584
ABN AMRO $94,100 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 94,100,000
Repayment installment		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 3,906,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 16,000,000
Line of credit facility, maturity date		April 2029
Line of Credit Facility, Collateral		is secured by first priority mortgages on the vessels Copenhagen Eagle (to be renamed or “tbr” Star Copenhagen), Crane, Star Gibraltar, Greenwich Eagle (tbr Star Greenwich), Hong Kong Eagle (tbr Star Hong Kong), Helsinki Eagle (tbr Star Helsinki), Ibis Bulker, Mystic Eagle (tbr Star Mystic), Nighthawk (tbr Star Nighthawk), Puffin Bulker (tbr Star Puffin), Stamford Eagle (tbr Star Stamford) and Westport Eagle (tbr Star Westport)
ING $94,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	94,000,000
Repayment installment		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 3,917,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 15,667,000
Line of credit facility, maturity date		April 2029
Line of Credit Facility, Collateral		is secured by first priority mortgages on the vessels Dublin Eagle (tbr Star Dublin), Egret Bulker, Groton Eagle (tbr Groton), Jay, New London Eagle (tbr Star New London), Oriole (tbr Star Oriole), Oslo Eagle (tbr Star Oslo), Roadrunner Bulker (tbr Star Runner), Star Rotterdam, Rowayton Eagle (tbr Star Rowayton), Star Sandpiper and Shanghai Eagle (tbr Star Shanghai)
DNB $100,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 100,000,000
Repayment installment		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 3,301,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 28,203,000
Line of credit facility, maturity date		April 2029
Line of Credit Facility, Collateral		is secured by first priority mortgages on the vessels
DNB $100,000 Facility [Member] | Crowned Eagle [Member]
Line of Credit Facility [Line Items]
prepayment amount				$ 5,769,000
ESUN $100,000 Facility [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit			$ 100,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 17,850,000
Line of credit facility, maturity date		April 2031
Line of Credit Facility, Collateral		is secured by first priority mortgages on the vessels Antwerp Eagle (tbr Star Antwerp), Bittern (tbr Star Bittern), Star Canary, Cape Town Eagle (tbr Star Cape Town), Fairfield Eagle (tbr Star Fairfield), Star Goal, Madison Eagle (tbr Star Madison), Martin, Petrel Bulker (tbr Star Petrel), Stonington Eagle (tbr Star Stonington), Sydney Eagle (tbr Star Sydney), Tokyo Eagle (tbr Star Tokyo) and Vancouver Eagle (tbr Star Vancouver)
Number of Loan Tranches		13
ESUN $100,000 Facility [Member] | 13 consecutive quarterly installments [Member]
Line of Credit Facility [Line Items]
Repayment installment		13
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 3,024,000
ESUN $100,000 Facility [Member] | one instalment of $8,024 [Member]
Line of Credit Facility [Line Items]
Repayment installment		1
Line of Credit Facility, Periodic Payment		$ 8,024,000
ESUN $100,000 Facility [Member] | one installment of $4,852 [Member]
Line of Credit Facility [Line Items]
Repayment installment		1
Line of Credit Facility, Periodic Payment		$ 4,852,000
ESUN $100,000 Facility [Member] | one installment of $2,352 [Member]
Line of Credit Facility [Line Items]
Repayment installment		1
Line of Credit Facility, Periodic Payment		$ 2,352,000
ESUN $100,000 Facility [Member] | one installment of $4,182 [Member]
Line of Credit Facility [Line Items]
Repayment installment		1
Line of Credit Facility, Periodic Payment		$ 4,182,000
ESUN $100,000 Facility [Member] | three installments of $2,129 [Member]
Line of Credit Facility [Line Items]
Repayment installment		3
Line of Credit Facility, Periodic Payment		$ 2,129,000
ESUN $100,000 Facility [Member] | one installment of $4,050 [Member]
Line of Credit Facility [Line Items]
Repayment installment		1
Line of Credit Facility, Periodic Payment		$ 4,050,000
ESUN $100,000 Facility [Member] | two installments of $1,936 [Member]
Line of Credit Facility [Line Items]
Repayment installment		2
Line of Credit Facility, Periodic Payment		$ 1,936,000
ESUN $100,000 Facility [Member] | one installment of $3,985 [Member]
Line of Credit Facility [Line Items]
Repayment installment		1
Line of Credit Facility, Periodic Payment		$ 3,985,000
ESUN $100,000 Facility [Member] | three installments of $1,711 [Member]
Line of Credit Facility [Line Items]
Repayment installment		3
Line of Credit Facility, Periodic Payment		$ 1,711,000
ING Facility [Member] | Star Bovarius [Member]
Line of Credit Facility [Line Items]
prepayment amount				9,111,000
NBG $151,085 Facility [Member] | Big Fish Big Bang Pantagruel [Member]
Line of Credit Facility [Line Items]
prepayment amount				23,814,000
Citi $100,000 Facility [Member] | Star Dorado [Member]
Line of Credit Facility [Line Items]
prepayment amount				5,821,000
ABN $67,897 Facility [Member] | Star Audrey [Member]
Line of Credit Facility [Line Items]
prepayment amount				6,340,000
ABN AMRO $97,150 Facility [Member] | Star Paola [Member]
Line of Credit Facility [Line Items]
prepayment amount				4,888,000
Citi $100,000 Facility [Member] | Star Pyxis [Member]
Line of Credit Facility [Line Items]
prepayment amount				5,629,000
ING Facility of 62,000 [Member]
Line of Credit Facility [Line Items]
prepayment amount				$ 58,500,000
All Bank Loans [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate Terms				SOFR plus a margin